Net Income (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income (Loss) per Share

17. Net Income (Loss) per Share

We compute net income (loss) per share of common stock using the treasury stock method.

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Ceridian available to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

For the calculation of diluted net income (loss) per share, net income (loss) per share is adjusted by the effect of dilutive securities, including awards under our share-based compensation plans. Diluted net income (loss) per share is computed by dividing the resulting net income (loss) attributable to Ceridian available to common stockholders by the weighted-average number of fully diluted common shares outstanding. During the nine months ended September 30, 2018, and 2017, our potential dilutive shares, such as stock options, RSUs, and shares of senior and junior convertible preferred stock were not included in the computation of diluted net loss per share as the effect of including these shares in the calculation would have been anti-dilutive.

The numerators and denominators of the basic and diluted net income (loss) per share computations are calculated as follows:

	Nine Months Ended September 30,
	2018	2017
Numerator:
Net income (loss) attributable to Ceridian	$(63.2)	$(54.2)
Less: Loss from discontinued operations	(14.8)	(2.4)

Net income (loss) from continuing operations attributable to Ceridian	(48.4)	(51.8)
Less: Senior Preferred Stock dividends declared	7.7	15.3

Net income (loss) from continuing operations attributable to Ceridian available to common stockholders	$(56.1)	$(67.1)

Denominator:
Weighted-average shares outstanding – basic and diluted	105,730,178	65,181,373
Net income (loss) per share from continuing operations attributable to Ceridian—basic	$(0.53)	$(1.03)
Net loss per share from discontinued operations—basic	$(0.14)	$(0.04)

Net income (loss) per share attributable to Ceridian—basic	$(0.67)	$(1.07)

Net income (loss) per share from continuing operations attributable to Ceridian—diluted	$(0.53)	$(1.03)
Net loss per share from discontinued operations—diluted	$(0.14)	$(0.04)

Net income (loss) per share attributable to Ceridian— diluted	$(0.67)	$(1.07)

The following potentially dilutive weighted-average shares were excluded from the calculation of diluted net income (loss) per share because their effect would have been anti-dilutive:

	Nine Months Ended September 30,
	2018	2017
Senior convertible preferred stock	7,358,603	16,802,144
Junior convertible preferred stock	25,508,456	58,244,308
Stock options	14,127,557	11,349,251
Restricted stock units	561,836	478,325

20. Net Loss per Share

We compute net loss per share of common stock using the treasury stock method.

Basic net loss per share is computed by dividing net loss attributable to Ceridian available to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

For the calculation of diluted net loss per share, net loss per share is adjusted by the effect of dilutive securities, including awards under our share-based compensation plans. Diluted net loss per share is computed by dividing the resulting net loss attributable to Ceridian available to common stockholders by the weighted-average number of fully diluted common shares outstanding. In the years ended December 31, 2017, 2016, and 2015, our potential dilutive shares, such as stock options, RSUs, and shares of senior and junior convertible preferred stock were not included in the computation of diluted net loss per share as the effect of including these shares in the calculation would have been anti-dilutive.

The numerators and denominators of the basic and diluted net loss per share computations are calculated as follows:

	Year Ended December 31,
	2017	2016	2015
Numerator:
Net loss attributable to Ceridian	$(9.2)	$(92.9)	$(104.7)
Less: Income (loss) from discontinued operations	(6.0)	12.5	3.7

Net loss from continuing operations attributable to Ceridian	(3.2)	(105.4)	(108.4)
Less: Senior Preferred Stock dividends declared	20.5	14.1	—

Net loss from continuing operations attributable to Ceridian available to common stockholders	$(23.7)	$(119.5)	$(108.4)

Denominator:
Weighted-average shares outstanding—basic	65,204,960	64,988,338	64,924,845
Weighted-average shares outstanding—diluted	65,204,960	64,988,338	64,924,845

Net loss per share from continuing operations attributable to Ceridian—basic and diluted	$(0.36)	$(1.84)	$(1.67)

Net (loss) income per share from discontinued operations—basic and diluted	$(0.10)	$0.19	$0.06

Net loss per share attributable to Ceridian—basic and diluted	$(0.46)	$(1.65)	$(1.61)

The following potentially dilutive shares were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive:

	Year Ended December 31,
	2017	2016	2015
Senior convertible preferred stock	16,802,144	12,601,608	—
Junior convertible preferred stock	58,244,308	58,244,308	58,244,308
Stock options	10,201,105	8,423,124	7,468,081
Unvested RSUs	451,190	155,692	190,477